SEPARATE ACCOUNT VA-P

OF

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

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On October 30, 2007, shareholders of the Pioneer America Income VCT Portfolio approved a merger with the Pioneer Bond Value VCT Portfolio of the Pioneer Variable Contracts Trust. The merger was effective as of the close of business on November 8, 2007.

As of November 8, 2007, throughout the prospectuses and statements of additional information any references to Pioneer America Income VCT Portfolio are deleted, and replaced by inserting references to Pioneer Bond VCT Portfolio.

As a result of this merger, for a period of 60 days from receipt of this notice, each Contract owner will be permitted to make one transfer of all amounts in the Pioneer America Income VCT Portfolio to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve “free” transfers permitted each contract year.

If you should have any questions, please call 1-800-688-9915 for assistance.

For more information, see the Prospectus Supplement for Pioneer Variable Contracts Trust dated June 15, 2007.

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Effective November 9, 2007, the Pioneer Growth Shares VCT Portfolio changed its name to Pioneer Independence VCT Portfolio.

As of November 9, 2007, throughout the prospectuses and statements of additional information any references to Pioneer Growth Shares VCT Portfolio are deleted, and replaced by inserting references to Pioneer Independence VCT Portfolio.

If a Contract Owner has amounts allocated to the Sub-Account investing in the Pioneer Growth Shares VCT Portfolio, the Contract Owner will be permitted to make one transfer of all amounts in the Pioneer Growth Shares VCT Portfolio to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve “free” transfers permitted each contract year. The Company must receive such request within 60 days of the receipt of this notice of the right to transfer.

If you should have any questions, please call 1-800-688-9915 for assistance.

For more information, see the Prospectus Supplement for Pioneer Variable Contracts Trust dated October 24, 2007.

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Supplement dated November 13, 2007

CWA Pioneer Vision I/II